Charles S. Kim (858) 550-6049 ckim@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

December 19, 2011

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 4720

Washington, D.C. 20549

Re:	Sequenom, Inc.

Registration Statement on Form S-3

Filed November 23, 2011

File No. 333-178134

Ladies and Gentlemen:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client Sequenom, Inc. (the “Company”), is Amendment No. 1 (“Amendment No. 1”) to the Company’s Registration Statement on Form S-3 No. 333-178134 (the “Registration Statement”). The copy of Amendment No. 1 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on November 23, 2011.

Amendment No. 1 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated December 12, 2011 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 1.

Prospectus Summary

1.	We note from your Form 10-Q for the quarterly period ending September 30, 2011 that for the nine month period ended September 30, 2011 approximately 86% of your revenue was derived from your Genetic Analysis segment while approximately 14% of your revenue was derived from your Molecular Diagnostics segment. Please revise your prospectus summary to indicate the relative importance of these segments to your current operating results.

Response:

The Company acknowledges the Staff’s comment and has revised the third paragraph under the subheading “Sequenom, Inc.” on page 1 of Amendment No. 1 as requested.

2.	We note from your Form 10-Q for the quarterly period ending September 30, 2011 that your diagnostic revenues to date have been primarily derived from your cystic fibrosis carrier screening and Rhesus D genotyping LDTs and that collections from the sale of your age-related macular degeneration LDT were not significant for the three months ended September 30, 2011 because you did not commence commercialization of that LDT until the second quarter of 2011. Please revise your prospectus summary so that it is clear to investors how you are currently generating your revenues in the Molecular Diagnostics segment.

Response:

The Company acknowledges the Staff’s comment and has revised the third paragraph under the subheading “Sequenom, Inc.” on page 1 of Amendment No. 1 as requested.

3.	With regard to your disclosure that you began commercialization of the MaterniT21 LDT in October 2011, please clarify, if true, that to date you have not derived a material portion of your revenues from the sales of those tests.

Response:

The Company acknowledges the Staff’s comment and has revised the third paragraph under the subheading “Sequenom, Inc.” on page 1 of Amendment No. 1 as requested.

4.	We note your disclosure in the second to last sentence on page 1 that you intend to file submissions with the FDA for clearance or approval for commercialization of your diagnostic tests. We also note from your disclosure on page 2 that you have already commenced the commercialization of the MaterniT21 LDT in October 2011 and your disclosure under “FDA Oversight of LDTs” on page 3 that currently the FDA has exempted LDTs from regulation. With a view towards revised disclosure, please tell us why you are seeking clearance or approval of your MaterniT21 LDT or other LDTs given your disclosure on page 3.

Response:

The Company acknowledges the Staff’s comment and advises the Staff that the Company’s wholly owned laboratory subsidiary Sequenom Center for Molecular Medicine has already commenced the commercialization of its MaterniT21 LDT as described on page 2 of Amendment No. 1. Laboratory-developed tests are developed, validated and used solely within the same laboratory as a testing service to physicians. In parallel the Company is taking steps toward obtaining FDA approval for commercialization of an in vitro diagnostic test for fetal chromosome 21 aneuploidy in the United States to afford the Company various additional competitive advantages, such as providing the Company with the flexibility to sell the test to other laboratories, and an alternative in the event FDA decides to exercise its jurisdictional authority for the regulation of laboratory-developed tests as in vitro diagnostics. Historically, FDA has exercised enforcement discretion and exempted from regulation LDTs, but FDA has stated that additional regulation of LDTs may be warranted.

In addition, in response to the Staff’s comment, the Company advises the Staff that it has revised the first paragraph under the subheading “Molecular Diagnostics and SEQureDx Technology” on page 1 of Amendment No. 1 to clarify the disclosure as requested.

5.	We note the disclosure in the last sentence of the second paragraph on page 2. With a view towards revised disclosure, please tell us how you have been paid for the diagnostic services you have provided to date. In this regard, we note from an article located at http://www.genomeweb.com/sequencing/sequenom-launches-maternit21-down-syndrome-test-ldt-publishes-clinical-validatio that you expect insured patients to pay no more than $235 out of pocket and for uninsured patients, the test will cost around $1,900, and that for insured patients, the payor will be billed at the list price, and any outstanding amounts will be pursued from the payor, not the patient, on appeal. If true, please revise your prospectus summary in an appropriate location to disclose these costs.

Response:

The Company acknowledges the Staff’s comment and advises the Staff that the data cited above reflects the following general pricing parameters associated with the Company’s diagnostic tests:

•	Insured patients have established maximum out-of-pocket costs with the payor being billed at the full list price and any outstanding amounts due are pursued from the payor, not the patient, on appeal.

•	Uninsured patients are billed using a separately maintained price list.

Moreover, the Company advises the Staff that due to the Company’s current out-of-network provider status associated with the lack of existing contracts with payors and the current level of adoption rates in particular with the Company’s LDTs for MaterniT21 and AMD, the Company expects prices will fluctuate until these factors are resolved or trends established.

In addition, in response to the Staff’s comment, the Company advises the Staff that it has revised the second paragraph under the subheading “Sequenom Center for Molecular Medicine” on page 2 of Amendment No. 1 as requested to include additional pricing related information.

* * * * *

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 1 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 1 or this response letter to me at (858) 550-6014. Thank you.

Sincerely,

Cooley LLP

/s/ Charles S. Kim

Charles S. Kim, Esq.

cc:	Harry F. Hixson, Jr., Sequenom, Inc., Chief Executive Officer

Paul V. Maier, Sequenom, Inc., Chief Financial Officer

Clarke W. Neumann, Esq., Sequenom, Inc., Vice President and General Counsel

L. Kay Chandler, Esq., Cooley LLP

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